Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000034956
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Tenax Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34600
Entity Tax Identification Number	26-2593535
Entity Address, Address Line One	101 Glen Lennox Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Chapel Hill
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27517
City Area Code	919
Local Phone Number	855-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TENX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false